Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets, Carrying amount:
Held-to-maturity fixed-maturity securities	$ 55	$ 180,398
Mortgage loans on real estate	8,788,018	7,182,169
Loans to affiliates	33,005	850,115
Policy loans	163,129	160,141
Acquired loans	224,083	201,268
Other invested assets	92,977	75,041
Financial liabilities, Carrying amount :
Investment contracts	89,282,957	84,156,386
Other liabilities	500,000
Mortgage notes payable	84,761	92,184
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities	5,279	204,489
Mortgage loans on real estate	9,042,293	7,618,106
Loans to affiliates	32,733	850,115
Policy loans	163,129	160,141
Acquired loans	271,927	273,375
Other invested assets	92,977	75,041
Financial liabilities, Fair value:
Investment contracts	90,027,198	84,921,955
Other liabilities	499,079
Mortgage notes payable	98,890	109,119
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Loans to affiliates		850,115
Policy loans	163,129	160,141
Acquired loans		175,888
Fair Value, Inputs, Level 3
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities	5,279	204,489
Mortgage loans on real estate	9,042,293	7,618,106
Loans to affiliates	32,733
Acquired loans	271,927	97,487
Other invested assets	92,977	75,041
Financial liabilities, Fair value:
Investment contracts	90,027,198	84,921,955
Other liabilities	499,079
Mortgage notes payable	$ 98,890	$ 109,119